Borrowings - Schedule of Borrowings and Capital Expenditures (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Borrowings and Capital Expenditures [Line Items]
Total short-term borrowings		$ 3,582,896	$ 5,186,958
Total long-term borrowings, current		1,413,866	634,120
Total long-term borrowings, non-current		6,414,762	7,461,240
Total borrowings		$ 11,411,524	13,282,318
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[1]	5.80%
Short-Term Borrowing Date	[1]	Jan. 25, 2024
Short-Term Maturity Date	[1]	Jan. 25, 2025
Total short-term borrowings	[1]		113,999
Bank of Jiangsu Two [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[2]	3.30%
Short-Term Borrowing Date	[2]	Aug. 30, 2024
Short-Term Maturity Date	[2]	Aug. 27, 2025
Total short-term borrowings	[2]	$ 964,626	997,492
Bank of Jiangsu Three [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[3]	3.80%
Short-Term Borrowing Date	[3]	Dec. 19, 2023
Short-Term Maturity Date	[3]	Dec. 15, 2024
Total short-term borrowings	[3]		569,995
Bank of Jiangsu Four [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate		3.30%
Short-Term Borrowing Date		Dec. 15, 2024
Short-Term Maturity Date		Sep. 03, 2025
Total short-term borrowings		$ 551,215
Bank of Nanjing [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[4]	3.50%
Short-Term Borrowing Date	[4]	Sep. 11, 2024
Short-Term Maturity Date	[4]	Sep. 09, 2025
Total short-term borrowings	[4]	$ 689,018	712,494
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[5]	3.20%
Short-Term Borrowing Date	[5]	Jun. 26, 2024
Short-Term Maturity Date	[5]	Jun. 16, 2025
Total short-term borrowings	[5]	$ 1,378,037	1,424,989
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[6]	3.05%
Short-Term Borrowing Date	[6]	Dec. 29, 2023
Short-Term Maturity Date	[6]	Dec. 21, 2024
Total short-term borrowings	[6]		1,367,989
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings current Interest Rate	[7]	4.80%
Long-term borrowings current Borrowing Date	[7]	Jun. 25, 2022
Long-term borrowings current Maturity Date	[7]	Jun. 30, 2025
Total long-term borrowings, current	[7]	$ 1,413,866	634,120
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Jun. 25, 2022
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 2,995,853	3,925,844
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Nov. 15, 2023
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 1,763,887	1,823,985
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Jul. 18, 2024
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 952,223	984,667
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Feb. 06, 2024
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 702,799	$ 726,744

[1]	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($109,649) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On January 25, 2024, Changzhou EZGO withdrew RMB800,000 ($113,999) from this line of credit, with an effective annual interest rate of 5.80% and a term of 12 months, which was fully repaid as matured.
[2]	On August 30, 2024, Changzhou EZGO obtained a non-revolving loan of RMB7,000,000 ($997,492) from Bank of Jiangsu, with an effective annual interest rate of 3.30% and a term of 12 months, which was guaranteed by Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
[3]	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($569,995) from Bank of Jiangsu, with an effective annual interest rate of 3.80% and a term of 12 months, which was guaranteed by Feng Xiao, the legal representative of Changzhou Higgs. On December 9, 2024, this loan was granted a term extension, with the annual interest rate maintained at 3.30% and the maturity date set to September 3, 2025.
[4]	On September 11, 2024, Changzhou EZGO entered a non-revolving loan facility of RMB5,000,000 ($712,494) with Bank of Nanjing, with an effective annual interest rate of 3.50% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer of the Company, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
[5]	On June 26, 2024, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,424,989) from Agricultural Bank of China, with an effective annual interest rate of 3.20% and a term of 12 months, which was guaranteed by Jianhui Ye. The loan was fully repaid in advance on April 23, 2025.
[6]	On December 29, 2023, Jiangsu Supply Chain obtained a non-revolving loan of RMB9,600,000 ($1,367,989) from Agricultural Bank of China, with an effective annual interest rate of 3.05% and a term of 12 months. The loan was secured by the $1,500,000 certificate of deposit held by EZGO HK, which was fully repaid by the Company upon maturity.
[7]	On June 25, 2023, Jiangsu New Energy obtained a 7-year loan facility of up to RMB56,810,000 ($8,095,360) from Bank of Jiangnan with an effective annual interest rate of 4.80%, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries, which will mature on June 21, 2030. As of September 30, 2024 and March 31, 2025, Jiangsu New Energy withdrew a total of RMB56,810,000 ($8,095,360) from this loan facility, respectively. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer of the Company , and also pledged by the land use right of Jiangsu New Energy. The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2025: